Loans - Summary of Loan Portfolio According to Classification and Subsequent Measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross balance	$ 9,235,476	$ 8,461,987
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans, net	1,360,497	1,103,755
Loss allowance for loans at FVOCI	15,000
Loans
Disclosure of detailed information about financial instruments [line items]
Loans - principal balance	9,181,301	8,375,172
Interest receivable	88,819	117,931
Unearned interest and deferred fees	(34,644)	(31,116)
Gross balance	9,235,476	8,461,987
Loss allowances	(93,808)	(78,158)
Loans, net	9,141,668	8,383,829
Loans | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Loans - principal balance	9,104,725	8,375,172
Interest receivable	87,837	117,931
Unearned interest and deferred fees	(34,326)	(31,116)
Gross balance	9,158,236	8,461,987
Loss allowances	(93,808)	(78,158)
Loans, net	9,064,428	8,383,829
Loans | FVOCI
Disclosure of detailed information about financial instruments [line items]
Loans - principal balance	76,576	0
Interest receivable	982	0
Unearned interest and deferred fees	(318)	0
Gross balance	77,240	0
Loss allowances	0	0
Loans, net	$ 77,240	$ 0